Investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in financial assets and real estate [Line Items]
Decrease in financial assets, for general account, excluding derivatives	€ 19,600
Current financial assets	€ 13,749	€ 15,729
Percentage of properties appraised	95.00%	78.00%
Percentage of properties appraised performed by independent external appraisers	99.00%	98.00%
Investments in real estate	€ 2,147	€ 1,999	€ 1,990
Rental income	71	69	61
Direct operating expense from investment property generating rental income	21	79	97
Direct operating expense from investment property not generating rental income	1	1	€ 1
Aegon Americas [member]
Disclosure of investments in financial assets and real estate [Line Items]
Investments in real estate	€ 633	743
Remaining lease terms of non-cancellable leases	20 years
Aegon Netherlands [member]
Disclosure of investments in financial assets and real estate [Line Items]
Investments in real estate	€ 1,494	€ 1,238